Balance Sheet Details - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Accrued Liabilities Current [Abstract]
Accrued compensation	$ 1,468	$ 1,812
Other accrued liabilities	776	981
Total	$ 2,244	$ 2,793